PENSION PLAN - Movement in Plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 29	$ 19
Return on plan assets	12	12
Interest expense (income)	11	11
Registered Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	250	207
Benefits paid by the plan	(15)	(11)
Current service costs	28	18
Interest expense (income)	11	11
Actuarial (gains) losses in other comprehensive income	(5)	25
Net defined benefit liability (asset), ending balance	269	250
Registered Plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(255)	(224)
Contributions paid into the plan	18	17
Benefits paid by the plan	(15)	(11)
Return on plan assets	22	13
Interest expense (income)	(12)	(12)
Net defined benefit liability (asset), ending balance	(292)	(255)
Supplemental Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	14	11
Benefits paid by the plan	(1)	(1)
Current service costs	1	1
Interest expense (income)	1	1
Actuarial (gains) losses in other comprehensive income	0	2
Net defined benefit liability (asset), ending balance	$ 15	$ 14